3. INTANGIBLE ASSETS (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Intangible Assets Details Narrative
Estimated useful life	3 years
Weighted average amortization period	2 years 6 months
Amortization expense	$ 247,816	$ 46,914